UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09833

Core Bond Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

December 31, 2022

Date of Reporting Period

Item 1. Reports to Stockholders

Core Bond Portfolio
December 31, 2022
Portfolio of Investments

Asset-Backed Securities — 10.0%
Security	Principal Amount (000's omitted)	Value
Adams Outdoor Advertising, L.P., Series 2018-1, Class A, 4.81%, 11/15/48(1)	$651	$ 618,243
CNH Equipment Trust, Series 2022-B, Class A2, 3.94%, 12/15/25	410	405,024
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	1,213	932,664
Conn's Receivables Funding, LLC:
Series 2021-A, Class A, 1.05%, 5/15/26(1)	2	1,941
Series 2021-A, Class B, 2.87%, 5/15/26(1)	1,260	1,237,909
Series 2022-A, Class C, 0.00%, 12/15/26(1)	2,100	1,519,398
DataBank Issuer, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)	1,186	1,028,825
DB Master Finance, LLC, Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	324	295,489
Diamond Infrastructure Funding, LLC:
Series 2021-1A, Class A, 1.76%, 4/15/49(1)	3,760	3,088,045
Series 2021-1A, Class C, 3.475%, 4/15/49(1)	313	243,672
Driven Brands Funding, LLC, Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	1,108	1,033,414
FMC GMSR Issuer Trust, Series 2021-GT2, Class A, 3.85%, 10/25/26(1)(2)	1,225	985,860
FOCUS Brands Funding, LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	945	833,652
Horizon Aircraft Finance III, Ltd., Series 2019-2, Class A, 3.425%, 11/15/39(1)	1,433	1,111,686
Jersey Mike's Funding, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)	1,031	929,901
JPMorgan Chase Bank, NA:
Series 2021-2, Class B, 0.889%, 12/26/28(1)	838	801,438
Series 2021-3, Class B, 0.76%, 2/26/29(1)	762	718,838
Lendingpoint Asset Securitization Trust:
Series 2022-A, Class A, 1.68%, 6/15/29(1)	465	459,925
Series 2022-C, Class A, 6.56%, 2/15/30(1)	2,478	2,467,697
Lunar Aircraft, Ltd., Series 2020-1A, Class B, 4.335%, 2/15/45(1)	300	192,894
Neighborly Issuer, LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	1,349	1,085,376
NRZ Excess Spread-Collateralized Notes, Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	1,845	1,632,235
Oportun Funding XIV, LLC, Series 2021-A, Class B, 1.76%, 3/8/28(1)	419	388,283
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)	1,547	1,352,588
Series 2021-C, Class A, 2.18%, 10/8/31(1)	4,685	4,103,363
Pagaya AI Debt Selection Trust:
Series 2021-2, 3.00%, 1/25/29(1)	887	826,660
Series 2021-3, Class A, 1.15%, 5/15/29(1)	1,246	1,214,043
Security	Principal Amount (000's omitted)	Value
Pagaya AI Debt Selection Trust: (continued)
Series 2021-HG1, Class A, 1.22%, 1/16/29(1)	$563	$ 531,529
Planet Fitness Master Issuer, LLC, Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	1,009	831,637
Santander Drive Auto Receivables Trust, Series 2022-5, Class A2, 3.98%, 1/15/25	850	845,799
ServiceMaster Funding, LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	550	442,983
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	642	483,145
SERVPRO Master Issuer, LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	3,636	3,235,526
Sonic Capital, LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	1,787	1,593,031
SpringCastle America Funding, LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	1,054	951,679
Stack Infrastructure Issuer, LLC:
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	8,573	8,370,151
Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	750	702,647
Sunnova Helios V Issuer, LLC, Series 2021-A, Class A, 1.80%, 2/20/48(1)	242	197,370
Sunnova Helios X Issuer, LLC, Series 2022-C, Class B, 5.60%, 11/22/49(1)	1,374	1,273,558
Sunnova Sol II Issuer, LLC, Series 2020-2A, Class A, 2.73%, 11/1/55(1)	2,401	1,890,758
Theorem Funding Trust, Series 2022-3A, Class A, 7.60%, 4/15/29(1)	762	759,479
Towd Point Asset Trust, Series 2018-SL1, Class A, 4.989%, (1 mo. USD LIBOR + 0.60%), 1/25/46(1)(3)	1,235	1,227,718
Vantage Data Centers Issuer, LLC:
Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	1,128	1,073,032
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	2,220	1,828,560
Series 2021-1A, Class A2, 2.165%, 10/15/46(1)	869	748,551
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	891	616,839
Series 2020-A, Class C, 6.657%, 3/15/45(1)	230	155,344
Total Asset-Backed Securities (identified cost $63,917,467)		$ 57,268,399

Collateralized Mortgage Obligations — 2.0%
Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd.:
Series 2021-1A, Class M1A, 5.678%, (30-day average SOFR + 1.75%), 3/25/31(1)(3)	$257	$ 256,583
Series 2021-1A, Class M1B, 6.128%, (30-day average SOFR + 2.20%), 3/25/31(1)(3)	390	385,567

See Notes to Financial Statements.

Core Bond Portfolio
December 31, 2022
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd.: (continued)
Series 2021-2A, Class M1A, 5.128%, (30-day average SOFR + 1.20%), 6/25/31(1)(3)	$1,468	$ 1,456,523
Series 2021-3A, Class A2, 4.928%, (30-day average SOFR + 1.00%), 9/25/31(1)(3)	830	773,007
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 4/25/40, 8/25/54(1)(4)	1,641	1,441,433
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2018-DNA1, Class M2AT, 5.439%, (1 mo. USD LIBOR + 1.05%), 7/25/30(3)	140	139,691
Series 2019-DNA4, Class M2, 6.339%, (1 mo. USD LIBOR + 1.95%), 10/25/49(1)(3)	94	94,409
Series 2021-DNA3, Class M1, 4.678%, (30-day average SOFR + 0.75%), 10/25/33(1)(3)	438	435,690
Series 2022-DNA2, Class M1A, 5.228%, (30-day average SOFR + 1.30%), 2/25/42(1)(3)	1,094	1,083,838
Federal National Mortgage Association:
Series 2005-58, Class MA, 5.50%, 7/25/35	71	72,324
Series 2011-135, Class PK, 4.50%, 5/25/40	37	37,110
Series 2013-6, Class HD, 1.50%, 12/25/42	54	49,953
Series 2014-70, Class KP, 3.50%, 3/25/44	333	318,369
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2013-C01, Class M2, 9.639%, (1 mo. USD LIBOR + 5.25%), 10/25/23(3)	465	478,531
Series 2014-C02, Class 2M2, 6.989%, (1 mo. USD LIBOR + 2.60%), 5/25/24(3)	182	182,597
Series 2014-C03, Class 2M2, 7.289%, (1 mo. USD LIBOR + 2.90%), 7/25/24(3)	289	291,644
Series 2018-R07, Class 1M2, 6.789%, (1 mo. USD LIBOR + 2.40%), 4/25/31(1)(3)	75	74,848
Series 2019-R06, Class 2B1, 8.139%, (1 mo. USD LIBOR + 3.75%), 9/25/39(1)(3)	2,988	2,945,447
Home Re, Ltd., Series 2021-1, Class M1B, 5.939%, (1 mo. USD LIBOR + 1.55%), 7/25/33(1)(3)	745	741,144
Total Collateralized Mortgage Obligations (identified cost $11,475,202)		$ 11,258,708

Commercial Mortgage-Backed Securities — 10.3%
Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class DNM, 3.719%, 11/5/32(1)(2)	$3,325	$ 2,621,349
Series 2019-BPR, Class FNM, 3.719%, 11/5/32(1)(2)	1,635	1,126,425
BX Commercial Mortgage Trust:
Series 2019-XL, Class A, 5.37%, (1 mo. USD LIBOR + 0.92%), 10/15/36(1)(3)	2,499	2,469,720
Series 2019-XL, Class B, 5.53%, (1 mo. USD LIBOR + 1.08%), 10/15/36(1)(3)	1,122	1,103,194
Security	Principal Amount (000's omitted)	Value
BX Commercial Mortgage Trust: (continued)
Series 2021-VOLT, Class B, 5.268%, (1 mo. USD LIBOR + 0.95%), 9/15/36(1)(3)	$3,103	$ 2,932,001
Series 2021-VOLT, Class C, 5.418%, (1 mo. USD LIBOR + 1.10%), 9/15/36(1)(3)	1,461	1,375,525
Series 2021-VOLT, Class D, 5.968%, (1 mo. USD LIBOR + 1.65%), 9/15/36(1)(3)	1,074	1,007,496
CFCRE Commercial Mortgage Trust:
Series 2016-C7, Class C, 4.386%, 12/10/54(2)	1,250	1,045,197
Series 2016-C7, Class D, 4.386%, 12/10/54(1)(2)	2,000	1,491,941
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class C, 4.134%, 4/10/46(2)	97	96,146
COMM Mortgage Trust:
Series 2013-CR11, Class B, 5.111%, 8/10/50(2)	2,855	2,736,999
Series 2014-CR21, Class C, 4.418%, 12/10/47(2)	2,500	2,247,519
CSMC Trust, Series 2016-NXSR, Class C, 4.448%, 12/15/49(2)	1,775	1,379,912
Extended Stay America Trust:
Series 2021-ESH, Class A, 5.398%, (1 mo. USD LIBOR + 1.08%), 7/15/38(1)(3)	486	472,860
Series 2021-ESH, Class C, 6.018%, (1 mo. USD LIBOR + 1.70%), 7/15/38(1)(3)	2,673	2,571,368
Federal National Mortgage Association:
Series 2018-M4, Class A2, 3.056%, 3/25/28(2)	576	536,794
Series 2019-M1, Class A2, 3.547%, 9/25/28(2)	2,491	2,393,461
Series 2020-M1, Class A2, 2.444%, 10/25/29	4,434	3,887,962
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust, Series 2020-01, Class M10, 8.139%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(3)	1,260	1,168,517
Hawaii Hotel Trust, Series 2019-MAUI, Class A, 5.468%, (1 mo. USD LIBOR + 1.15%), 5/15/38(1)(3)	4,033	3,923,126
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class D, 4.547%, 9/15/47(1)(2)	990	736,840
Series 2014-C23, Class D, 3.984%, 9/15/47(1)(2)	2,000	1,706,628
Series 2014-C25, Class D, 3.936%, 11/15/47(1)(2)	1,960	1,349,149
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2013-C13, Class D, 4.122%, 1/15/46(1)(2)	2,000	1,920,619
Series 2021-MHC, Class C, 5.618%, (1 mo. USD LIBOR + 1.30%), 4/15/38(1)(3)	2,425	2,329,312
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class C, 4.722%, 5/15/49(2)(5)	993	875,452
Morgan Stanley Capital I Trust:
Series 2016-UBS12, Class D, 3.312%, 12/15/49(1)(5)	1,745	927,474
Series 2019-BPR, Class A, 5.968%, (1 mo. USD LIBOR + 1.65%), 5/15/36(1)(3)(5)	2,210	2,115,737

See Notes to Financial Statements.

Core Bond Portfolio
December 31, 2022
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class C, 6.518%, (1 mo. USD LIBOR + 2.20%), 6/15/35(1)(3)	$5,000	$ 4,470,146
SLG Office Trust, Series 2021-OVA, Class A, 2.585%, 7/15/41(1)	2,427	1,942,145
VMC Finance, LLC:
Series 2021-HT1, Class A, 5.989%, (1 mo. USD LIBOR + 1.65%), 1/18/37(1)(3)	1,484	1,436,612
Series 2021-HT1, Class B, 8.839%, (1 mo. USD LIBOR + 4.50%), 1/18/37(1)(3)	2,000	1,875,986
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class D, 3.142%, 7/15/48(1)	500	362,406
Total Commercial Mortgage-Backed Securities (identified cost $64,859,074)		$ 58,636,018

Corporate Bonds — 32.3%
Security	Principal Amount (000's omitted)	Value
Aerospace & Defense — 0.2%
Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(1)	$1,436	$ 1,352,008
		$ 1,352,008
Auto Manufacturers — 0.5%
General Motors Co., 5.60%, 10/15/32	$1,503	$ 1,400,562
General Motors Financial Co., Inc., 4.30%, 4/6/29	1,702	1,527,891
		$ 2,928,453
Automotive & Auto Parts — 0.1%
Aptiv PLC/Aptiv Corp., 3.25%, 3/1/32	$526	$ 431,618
		$ 431,618
Banks — 14.2%
Australia & New Zealand Banking Group, Ltd., 2.95% to 7/22/25, 7/22/30(1)(6)	$903	$ 817,161
Banco Safra S.A., 4.125%, 2/8/23(1)	1,210	1,208,633
Banco Santander S.A.:
1.722% to 9/14/26, 9/14/27(6)	1,200	1,026,489
5.294%, 8/18/27	1,400	1,369,205
Bank of America Corp.:
1.734% to 7/22/26, 7/22/27(6)	5,076	4,453,408
1.898% to 7/23/30, 7/23/31(6)	1,020	785,079
1.922% to 10/24/30, 10/24/31(6)	831	636,646
2.087% to 6/14/28, 6/14/29(6)	1,881	1,586,165
Security	Principal Amount (000's omitted)	Value
Banks (continued)
Bank of America Corp.: (continued)
2.299% to 7/21/31, 7/21/32(6)	$2,050	$ 1,583,648
2.456% to 10/22/24, 10/22/25(6)	482	455,749
2.551% to 2/4/27, 2/4/28(6)	1,250	1,111,991
3.824% to 1/20/27, 1/20/28(6)	1,639	1,531,723
3.846% to 3/8/32, 3/8/37(6)	3,289	2,731,943
6.204% to 11/10/27, 11/10/28(6)	1,272	1,315,590
BankUnited, Inc., 5.125%, 6/11/30	466	432,766
Barclays PLC:
2.852% to 5/7/25, 5/7/26(6)	1,281	1,191,437
4.836%, 5/9/28	2,125	1,963,007
BBVA Bancomer S.A./Texas:
1.875%, 9/18/25(1)	1,165	1,057,785
5.125% to 1/18/28, 1/18/33(1)(6)	1,000	899,231
BNP Paribas S.A.:
7.75% to 8/16/29(1)(6)(7)	787	779,130
9.25% to 11/17/27(1)(6)(7)	634	662,560
BPCE S.A., 3.648% to 1/14/32, 1/14/37(1)(6)	1,452	1,088,643
Capital One Financial Corp., 3.273% to 3/1/29, 3/1/30(6)	909	778,925
Citigroup, Inc.:
2.572%, (SOFR + 2.107%), 6/3/31(3)	2,328	1,888,000
3.106% to 4/8/25, 4/8/26(6)	1,447	1,370,931
3.70%, 1/12/26	1,524	1,467,691
3.785% to 3/17/32, 3/17/33(6)	1,685	1,445,691
4.00% to 12/10/25(6)(7)	1,090	952,246
6.27% to 11/17/32, 11/17/33(6)	2,376	2,458,703
Discover Bank, 4.682% to 8/9/23, 8/9/28(6)	1,117	1,072,328
Federation des Caisses Desjardins du Quebec, 4.40%, 8/23/25(1)	2,222	2,169,993
Goldman Sachs Group, Inc. (The):
1.948% to 10/21/26, 10/21/27(6)	2,188	1,916,009
3.75%, 2/25/26	970	934,832
HSBC Holdings PLC:
2.251% to 11/22/26, 11/22/27(6)	1,552	1,346,133
2.357% to 8/18/30, 8/18/31(6)	982	752,440
7.39% to 11/3/27, 11/3/28(6)	2,670	2,810,783
International Bank for Reconstruction & Development, 3.829%, (SOFR + 0.13%), 1/13/23(3)	2,756	2,756,015
Intesa Sanpaolo SpA:
7.00%, 11/21/25(1)	469	478,836
8.248% to 11/21/32, 11/21/33(1)(6)	1,155	1,175,022
JPMorgan Chase & Co.:
1.47% to 9/22/26, 9/22/27(6)	1,591	1,379,460
2.739% to 10/15/29, 10/15/30(6)	3,095	2,602,031
4.586% to 4/26/32, 4/26/33(6)	1,198	1,112,497

See Notes to Financial Statements.

Core Bond Portfolio
December 31, 2022
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Banks (continued)
JPMorgan Chase & Co.: (continued)
4.851% to 7/25/27, 7/25/28(6)	$2,301	$ 2,246,754
Macquarie Bank, Ltd., 3.624%, 6/3/30(1)	762	617,742
National Bank of Canada, 0.55% to 11/15/23, 11/15/24(6)	1,294	1,238,929
NatWest Group PLC, 7.472% to 11/10/25, 11/10/26(6)	1,147	1,194,841
PPTT, 2006-A GS, Class A, 2.764%(1)(7)(8)	259	191,038
Santander Holdings USA, Inc.:
3.45%, 6/2/25	1,788	1,705,383
4.50%, 7/17/25	712	696,746
Santander UK Group Holdings PLC, 6.833% to 11/21/25, 11/21/26(6)	1,193	1,209,720
Societe Generale S.A.:
6.221% to 6/15/32, 6/15/33(1)(6)	975	914,553
9.375% to 11/22/27(1)(6)(7)	756	777,707
Standard Chartered PLC:
1.456% to 1/14/26, 1/14/27(1)(6)	808	701,586
1.822% to 11/23/24, 11/23/25(1)(6)	929	849,135
Synchrony Bank, 5.625%, 8/23/27	1,486	1,450,435
Synovus Bank/Columbus, GA, 4.00% to 10/29/25, 10/29/30(6)	940	872,981
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(6)	655	582,133
Toronto-Dominion Bank (The), 8.125% to 10/31/27, 10/31/82(6)	1,975	2,058,938
Truist Financial Corp., 5.10% to 3/1/30(6)(7)	1,427	1,327,110
UBS AG, 1.25%, 6/1/26(1)	1,442	1,261,902
UBS Group AG, 2.095% to 2/11/31, 2/11/32(1)(6)	1,652	1,247,505
Westpac Banking Corp., 3.02% to 11/18/31, 11/18/36(6)	867	646,578
		$ 81,348,271
Beverages — 0.1%
Coca-Cola Europacific Partners PLC, 1.50%, 1/15/27(1)	$541	$ 468,645
		$ 468,645
Building Materials — 0.2%
Owens Corning, 3.95%, 8/15/29	$1,441	$ 1,312,773
		$ 1,312,773
Chemicals — 0.7%
Alpek SAB de CV:
3.25%, 2/25/31(1)	$1,200	$ 1,001,636
4.25%, 9/18/29(1)	920	836,533
Celanese US Holdings, LLC:
6.165%, 7/15/27	894	883,210
Security	Principal Amount (000's omitted)	Value
Chemicals (continued)
Celanese US Holdings, LLC: (continued)
6.33%, 7/15/29	$1,090	$ 1,061,414
		$ 3,782,793
Commercial Services — 0.8%
Ashtead Capital, Inc., 4.25%, 11/1/29(1)	$1,752	$ 1,574,162
Block Financial, LLC, 3.875%, 8/15/30	1,362	1,194,802
Ford Foundation (The), 2.415%, 6/1/50	650	411,912
Western Union Co. (The), 6.20%, 11/17/36	1,275	1,272,944
		$ 4,453,820
Computers — 0.7%
DXC Technology Co., 2.375%, 9/15/28	$639	$ 539,060
Kyndryl Holdings, Inc., 2.05%, 10/15/26	1,472	1,202,753
Seagate HDD Cayman:
4.091%, 6/1/29	332	275,722
5.75%, 12/1/34	1,473	1,251,542
9.625%, 12/1/32(1)	666	730,870
		$ 3,999,947
Consumer Products — 0.3%
Natura & Co. Luxembourg Holdings S.a.r.l., 6.00%, 4/19/29(1)	$1,029	$ 901,845
Natura Cosmeticos S.A., 4.125%, 5/3/28(1)	678	554,072
		$ 1,455,917
Diversified Financial Services — 2.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.65%, 10/29/24	$221	$ 203,999
4.50%, 9/15/23	1,246	1,238,166
6.50%, 7/15/25	742	752,555
Affiliated Managers Group, Inc., 3.30%, 6/15/30	1,136	941,911
Air Lease Corp., 2.875%, 1/15/26	700	648,447
Ally Financial, Inc., 8.00%, 11/1/31	1,285	1,330,062
Bread Financial Holdings, Inc., 4.75%, 12/15/24(1)	1,140	1,012,683
CI Financial Corp.:
3.20%, 12/17/30	1,403	1,067,195
4.10%, 6/15/51	1,468	869,902
Ford Motor Credit Co., LLC, 7.35%, 11/4/27	1,451	1,490,467
KKR Group Finance Co. VII, LLC, 3.625%, 2/25/50(1)	1,350	931,386
KKR Group Finance Co. X, LLC, 3.25%, 12/15/51(1)	420	267,591
Rocket Mortgage, LLC/Rocket Mortgage Co.-Issuer, Inc.:
2.875%, 10/15/26(1)	226	194,103
3.875%, 3/1/31(1)	1,507	1,153,835

See Notes to Financial Statements.

Core Bond Portfolio
December 31, 2022
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Diversified Financial Services (continued)
Stifel Financial Corp., 4.00%, 5/15/30	$1,408	$ 1,224,315
UniCredit SpA, 5.459% to 6/30/30, 6/30/35(1)(6)	611	497,604
		$ 13,824,221
Electric Utilities — 0.8%
AES Corp. (The), 2.45%, 1/15/31	$2,342	$ 1,868,591
Enel Finance International N.V., 1.375%, 7/12/26(1)	873	753,370
ITC Holdings Corp., 4.05%, 7/1/23	680	674,517
NextEra Energy Capital Holdings, Inc., 1.90%, 6/15/28	1,240	1,060,891
NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(1)	38	35,526
		$ 4,392,895
Electrical and Electronic Equipment — 0.6%
Jabil, Inc.:
3.00%, 1/15/31	$1,956	$ 1,623,766
3.60%, 1/15/30	2,207	1,942,767
		$ 3,566,533
Entertainment — 0.5%
Magallanes, Inc., 5.141%, 3/15/52(1)	$2,485	$ 1,816,106
Warnermedia Holdings, Inc., 5.05%, 3/15/42(1)	1,000	768,625
		$ 2,584,731
Foods — 0.4%
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.75%, 12/1/31(1)	$1,587	$ 1,303,666
Smithfield Foods, Inc.:
2.625%, 9/13/31(1)	1,120	803,805
3.00%, 10/15/30(1)	210	160,335
		$ 2,267,806
Health Care — 0.2%
Centene Corp.:
3.375%, 2/15/30	$784	$ 664,538
4.25%, 12/15/27	798	750,174
		$ 1,414,712
Insurance — 1.1%
GA Global Funding Trust, 2.25%, 1/6/27(1)	$2,595	$ 2,287,754
Global Atlantic Fin Co., 3.125%, 6/15/31(1)	2,188	1,610,060
Security	Principal Amount (000's omitted)	Value
Insurance (continued)
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(6)	$1,466	$ 1,196,197
Stewart Information Services Corp., 3.60%, 11/15/31	1,286	988,463
		$ 6,082,474
Lodging and Gaming — 0.1%
Hyatt Hotels Corp.:
1.30%, 10/1/23	$577	$ 561,045
1.80%, 10/1/24	237	222,227
		$ 783,272
Media — 1.3%
Charter Communications Operating, LLC/Charter Communications Operating Capital:
2.80%, 4/1/31	$2,110	$ 1,647,499
4.80%, 3/1/50	3,805	2,777,223
Comcast Corp.:
2.887%, 11/1/51	2,930	1,895,002
2.937%, 11/1/56	832	518,327
4.25%, 1/15/33	800	756,572
		$ 7,594,623
Oil and Gas — 0.4%
Patterson-UTI Energy, Inc., 5.15%, 11/15/29	$1,765	$ 1,585,621
South32 Treasury, Ltd., 4.35%, 4/14/32(1)	1,003	860,860
		$ 2,446,481
Other Revenue — 0.6%
BlueHub Loan Fund, Inc., 3.099%, 1/1/30	$3,160	$ 2,742,130
OneMain Finance Corp., 3.50%, 1/15/27	1,146	950,286
		$ 3,692,416
Pharmaceuticals — 0.2%
Perrigo Finance Unlimited Co., 4.40%, 6/15/30	$1,214	$ 1,036,000
		$ 1,036,000
Real Estate Investment Trusts (REITs) — 3.0%
American Assets Trust, L.P., 3.375%, 2/1/31	$1,170	$ 930,678
Corporate Office Properties, L.P., 2.90%, 12/1/33	872	620,983
Digital Realty Trust, L.P., 3.70%, 8/15/27	1,272	1,182,404
EPR Properties:
3.75%, 8/15/29	1,474	1,156,764
4.50%, 6/1/27	1,381	1,210,727
4.95%, 4/15/28	332	283,783
Extra Space Storage, L.P., 2.55%, 6/1/31	1,011	793,389

See Notes to Financial Statements.

Core Bond Portfolio
December 31, 2022
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Real Estate Investment Trusts (REITs) (continued)
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.375%, 6/15/26(1)	$1,436	$ 1,249,593
3.75%, 9/15/30(1)	597	439,760
Iron Mountain, Inc.:
4.50%, 2/15/31(1)	977	805,239
5.00%, 7/15/28(1)	339	305,083
Life Storage, L.P., 2.40%, 10/15/31	1,473	1,136,782
Newmark Group, Inc., 6.125%, 11/15/23	3,504	3,476,466
Sabra Health Care, L.P., 3.20%, 12/1/31	1,435	1,071,015
SITE Centers Corp., 3.625%, 2/1/25	874	825,596
Sun Communities Operating, L.P.:
2.70%, 7/15/31	455	360,241
4.20%, 4/15/32	1,674	1,478,935
		$ 17,327,438
Retail — 0.5%
Bath & Body Works, Inc.:
6.625%, 10/1/30(1)	$700	$ 658,079
7.60%, 7/15/37	524	443,637
Dick's Sporting Goods, Inc., 4.10%, 1/15/52	2,609	1,691,665
		$ 2,793,381
Technology — 0.1%
CDW, LLC/CDW Finance Corp., 3.276%, 12/1/28	$731	$ 627,224
		$ 627,224
Telecommunications — 1.6%
AT&T, Inc.:
3.55%, 9/15/55	$5,662	$ 3,803,394
3.65%, 6/1/51	2,039	1,445,307
Nokia Oyj:
4.375%, 6/12/27	981	927,819
6.625%, 5/15/39	1,492	1,418,797
SES Global Americas Holdings GP, 5.30%, 3/25/44(1)	661	508,593
SES S.A., 5.30%, 4/4/43(1)	393	301,156
T-Mobile USA, Inc.:
2.25%, 11/15/31	278	219,384
2.55%, 2/15/31	646	529,296
		$ 9,153,746
Transportation — 0.2%
SMBC Aviation Capital Finance DAC, 3.55%, 4/15/24(1)	$1,200	$ 1,160,622
		$ 1,160,622
Security	Principal Amount (000's omitted)	Value
Utilities — 0.5%
Southern Co. (The), Series B, 4.00% to 10/15/25, 1/15/51(6)	$1,704	$ 1,554,900
Southern Co. Gas Capital Corp., 2.45%, 10/1/23	1,060	1,037,250
		$ 2,592,150
Total Corporate Bonds (identified cost $209,590,566)		$184,874,970

Preferred Stocks — 0.5%
Security	Shares	Value
Oil, Gas & Consumable Fuels — 0.1%
NuStar Energy, L.P., Series B, 10.41%, (3 mo. USD LIBOR + 5.643%)(3)	24,632	$ 502,000
		$ 502,000
Real Estate Management & Development — 0.2%
Brookfield Property Partners, L.P., Series A, 5.75%	83,921	$ 1,135,451
		$ 1,135,451
Telecommunications — 0.2%
United States Cellular Corp., 5.50%	83,925	$ 1,218,591
		$ 1,218,591
Total Preferred Stocks (identified cost $4,713,246)		$ 2,856,042

Senior Floating-Rate Loans — 0.5%(9)
Borrower/Description	Principal Amount (000's omitted)	Value
Diversified Telecommunication Services — 0.1%
CenturyLink, Inc., Term Loan, 6.634%, (1 mo. USD LIBOR + 2.25%), 3/15/27	$485	$ 460,780
		$ 460,780
IT Services — 0.0%(10)
Asurion, LLC, Term Loan, 7.634%, (1 mo. USD LIBOR + 3.25%), 12/23/26	$245	$ 218,706
		$ 218,706

See Notes to Financial Statements.

Core Bond Portfolio
December 31, 2022
Portfolio of Investments — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Software — 0.2%
Hyland Software, Inc., Term Loan, 7.884%, (1 mo. USD LIBOR + 3.50%), 7/1/24	$593	$ 586,170
Seattle Spinco, Inc., Term Loan, 7.134%, (1 mo. USD LIBOR + 2.75%), 6/21/24	291	290,429
		$ 876,599
Specialty Retail — 0.2%
PetSmart, Inc., Term Loan, 8.13%, (1 mo. USD LIBOR + 3.75%), 2/11/28	$1,290	$ 1,268,429
		$ 1,268,429
Total Senior Floating-Rate Loans (identified cost $2,903,467)		$ 2,824,514

Taxable Municipal Obligations — 1.5%
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 0.2%
California Health Facilities Financing Authority, (No Place Like Home Program), 3.034%, 6/1/34	$1,430	$ 1,167,023
		$ 1,167,023
Water and Sewer — 1.3%
Narragansett Bay Commission, RI, Wastewater System Revenue:
Green Bonds, 2.094%, 9/1/30	$820	$ 665,873
Green Bonds, 2.184%, 9/1/31	650	516,958
Green Bonds, 2.264%, 9/1/32	585	456,042
Green Bonds, 2.344%, 9/1/33	635	486,404
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, 3.303%, 11/1/39	6,750	5,528,250
		$ 7,653,527
Total Taxable Municipal Obligations (identified cost $10,870,000)		$ 8,820,550

U.S. Government Agency Mortgage-Backed Securities — 13.0%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
Pool #A93547, 4.50%, 8/1/40	$326	$ 323,376
Pool #C03490, 4.50%, 8/1/40	175	173,426
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Pool #C09031, 2.50%, 2/1/43	$671	$ 584,729
Pool #G07589, 5.50%, 6/1/41	1,079	1,117,654
Pool #G08596, 4.50%, 7/1/44	262	259,545
Pool #G08670, 3.00%, 10/1/45	394	356,191
Pool #G08701, 3.00%, 4/1/46	524	472,283
Pool #G60608, 4.00%, 5/1/46	1,136	1,095,536
Pool #G60761, 3.00%, 10/1/43	708	643,383
Pool #Q17453, 3.50%, 4/1/43	688	645,138
Pool #Q34310, 3.50%, 6/1/45	416	389,627
Pool #Q40264, 3.50%, 5/1/46	380	355,182
Pool #Q45051, 3.00%, 12/1/46	1,414	1,274,316
Pool #Q46889, 3.50%, 3/1/47	922	864,774
Pool #Q47999, 4.00%, 5/1/47	1,145	1,104,805
Pool #ZT0383, 3.50%, 3/1/48	408	378,483
Federal National Mortgage Association:
4.00%, 30-Year, TBA(11)	28,527	26,784,164
4.50%, 30-Year, TBA(11)	14,075	13,569,179
5.00%, 30-Year, TBA(11)	10,475	10,330,973
5.50%, 30-Year, TBA(11)	2,150	2,156,720
Pool #AB3678, 3.50%, 10/1/41	1,795	1,681,471
Pool #AL7524, 5.00%, 7/1/41	239	242,096
Pool #AS3892, 4.00%, 11/1/44	389	374,924
Pool #AS5332, 4.00%, 7/1/45	361	348,259
Pool #AS6014, 4.00%, 10/1/45	230	221,735
Pool #BA0891, 3.50%, 1/1/46	908	847,266
Pool #BA3938, 3.50%, 1/1/46	556	519,347
Pool #BD1183, 3.50%, 12/1/46	318	295,755
Pool #BE2316, 3.50%, 1/1/47	898	835,055
Pool #BM1144, 2.50%, 3/1/47	806	699,204
Pool #FM7023, 3.00%, 7/1/49	809	721,186
Pool #MA1789, 4.50%, 2/1/44	261	257,826
Pool #MA2653, 4.00%, 6/1/46	533	512,640
Government National Mortgage Association:
Pool #AQ1784, 3.50%, 12/20/45	923	858,759
Pool #CB2653, 2.50%, 3/20/51	1,303	1,119,557
Pool #CB8629, 2.50%, 4/20/51	2,000	1,715,511
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $77,731,706)		$ 74,130,075

U.S. Treasury Obligations — 35.6%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.375%, 8/15/50	$2,806	$ 1,560,235

See Notes to Financial Statements.

Core Bond Portfolio
December 31, 2022
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds: (continued)
1.625%, 11/15/50	$8,674	$ 5,164,130
1.875%, 11/15/51	1,318	835,231
2.00%, 11/15/41	8,644	6,176,239
2.00%, 8/15/51	347	227,326
2.25%, 2/15/52	3,332	2,318,343
2.375%, 2/15/42	19,594	14,969,893
2.875%, 5/15/52	1,099	880,917
4.00%, 11/15/42	4,300	4,211,313
4.00%, 11/15/52	4,866	4,874,363
U.S. Treasury Notes:
0.125%, 6/30/23	8,000	7,822,688
0.25%, 5/31/25	3,310	3,005,377
0.375%, 11/30/25	1,414	1,264,978
0.375%, 12/31/25	10,941	9,779,373
0.375%, 1/31/26	8,006	7,124,402
0.50%, 2/28/26	3,144	2,801,967
0.75%, 11/15/24	3,700	3,454,008
0.75%, 4/30/26	4,821	4,310,840
1.00%, 7/31/28	2,455	2,087,134
1.125%, 2/29/28	10,680	9,249,464
1.125%, 8/31/28	1,045	892,373
1.25%, 3/31/28	2,415	2,099,541
1.25%, 4/30/28	8,955	7,771,261
1.25%, 6/30/28	1,455	1,258,405
1.375%, 10/31/28	2,510	2,166,836
1.50%, 2/29/24	13,624	13,138,379
1.875%, 2/28/27	22,061	20,208,312
2.125%, 3/31/24	14,939	14,475,949
2.625%, 4/15/25	992	954,955
2.75%, 4/30/27	18,000	17,061,328
2.75%, 8/15/32	8,872	8,080,633
2.875%, 4/30/29	3,760	3,522,176
3.00%, 8/15/52	3,759	3,098,238
3.125%, 8/31/27	3,713	3,571,587
3.125%, 8/31/29	1,659	1,575,175
3.25%, 8/31/24	7,720	7,559,870
3.875%, 9/30/29	2,306	2,289,966
4.125%, 9/30/27	1,600	1,606,125
Total U.S. Treasury Obligations (identified cost $222,826,145)		$203,449,330

Short-Term Investments — 5.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.11%(12)	33,127,696	$ 33,127,696
Total Short-Term Investments (identified cost $33,127,696)		$ 33,127,696
Total Investments — 111.5% (identified cost $702,014,569)		$637,246,302
Other Assets, Less Liabilities — (11.5)%		$ (65,746,559)
Net Assets — 100.0%		$571,499,743
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2022, the aggregate value of these securities is $154,542,205 or 27.0% of the Portfolio's net assets.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at December 31, 2022.
(3)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2022.
(4)	Step coupon security. Interest rate represents the rate in effect at December 31, 2022.
(5)	Represents an investment in an issuer that may be deemed to be an affiliate (see Note 7).
(6)	Security converts to variable rate after the indicated fixed-rate coupon period.
(7)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(8)	Variable rate security. The stated interest rate, which resets quarterly, is determined at auction and represents the rate in effect at December 31, 2022.
(9)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

See Notes to Financial Statements.

Core Bond Portfolio
December 31, 2022
Portfolio of Investments — continued

(10)	Amount is less than 0.05%.
(11)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.
(12)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2022.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	81	Long	3/31/23	$ 16,611,328	$ 21,735
U.S. 10-Year Treasury Note	17	Long	3/22/23	1,909,047	(4,517)
U.S. Long Treasury Bond	59	Long	3/22/23	7,395,281	(1,646)
U.S. Ultra-Long Treasury Bond	133	Long	3/22/23	17,863,563	103,738
U.S. 5-Year Treasury Note	(159)	Short	3/31/23	(17,160,821)	(1,985)
U.S. Ultra 10-Year Treasury Note	(173)	Short	3/22/23	(20,462,657)	34,280
					$151,605
Abbreviations:
LIBOR	– London Interbank Offered Rate
PPTT	– Preferred Pass-Through Trust
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced
Currency Abbreviations:
USD	– United States Dollar

See Notes to Financial Statements.

Core Bond Portfolio
December 31, 2022
Statement of Assets and Liabilities

December 31, 2022
Assets
Unaffiliated investments, at value (identified cost $664,274,850)	$ 600,199,943
Affiliated investments, at value (identified cost $37,739,719)	37,046,359
Cash	359,426
Deposits for derivatives collateral — futures contracts	870,985
Deposits for forward commitment securities	470,000
Interest receivable	3,798,070
Interest and dividends receivable from affiliated investments	40,740
Receivable from affiliate	6,108
Total assets	$642,791,631
Liabilities
Payable for investments purchased	$ 17,062,608
Payable for forward commitment securities	53,746,539
Payable for variation margin on open futures contracts	96,239
Payable to affiliates:
Investment adviser fee	211,750
Trustees' fees	9,860
Accrued expenses	164,892
Total liabilities	$ 71,291,888
Net Assets applicable to investors' interest in Portfolio	$571,499,743

See Notes to Financial Statements.

Core Bond Portfolio
December 31, 2022
Statement of Operations

Year Ended
December 31, 2022
Investment Income
Dividend income (net of foreign taxes withheld of $10,537)	$ 275,776
Dividend income from affiliated investments	142,206
Interest and other income	16,001,116
Interest income from affiliated investments	192,509
Total investment income	$ 16,611,607
Expenses
Investment adviser fee	$ 2,439,866
Trustees’ fees and expenses	36,107
Custodian fee	153,338
Legal and accounting services	78,480
Miscellaneous	16,521
Total expenses	$ 2,724,312
Deduct:
Waiver and/or reimbursement of expenses by affiliate	$ 76,416
Total expense reductions	$ 76,416
Net expenses	$ 2,647,896
Net investment income	$ 13,963,711
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (16,902,316)
Investment transactions - affiliated investments	1,321
Futures contracts	(5,977,210)
Net realized loss	$(22,878,205)
Change in unrealized appreciation (depreciation):
Investments	$ (68,462,460)
Investments - affiliated investments	(310,780)
Futures contracts	381,085
Net change in unrealized appreciation (depreciation)	$(68,392,155)
Net realized and unrealized loss	$(91,270,360)
Net decrease in net assets from operations	$(77,306,649)

See Notes to Financial Statements.

Core Bond Portfolio
December 31, 2022
Statements of Changes in Net Assets

	Year Ended December 31,
	2022	2021
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 13,963,711	$ 11,649,278
Net realized gain (loss)	(22,878,205)	8,512,986
Net change in unrealized appreciation (depreciation)	(68,392,155)	(16,032,763)
Net increase (decrease) in net assets from operations	$ (77,306,649)	$ 4,129,501
Capital transactions:
Contributions	$ 200,971,207	$ 73,755,473
Withdrawals	(123,037,128)	(82,966,119)
Net increase (decrease) in net assets from capital transactions	$ 77,934,079	$ (9,210,646)
Net increase (decrease) in net assets	$ 627,430	$ (5,081,145)
Net Assets
At beginning of year	$ 570,872,313	$ 575,953,458
At end of year	$ 571,499,743	$570,872,313

See Notes to Financial Statements.

Core Bond Portfolio
December 31, 2022
Financial Highlights

	Year Ended December 31,
	2022	2021	2020	2019	2018
Ratios/Supplemental Data
Ratios (as a percentage of average daily net assets):
Expenses (1)	0.49% (2)	0.49%	0.49%	0.49%	0.49%
Net investment income	2.58%	2.06%	2.46%	2.86%	2.98%
Portfolio Turnover	102% (3)	122% (3)	93% (3)	89%	65%
Total Return(1)	(13.13)%	0.70%	8.16%	9.28%	(0.50)%
Net assets, end of year (000’s omitted)	$571,500	$570,872	$575,953	$590,390	$506,016
(1)	The investment adviser reimbursed certain operating expenses (equal to 0.01%, 0.01%, 0.01%, 0.01% and 0.02% of average daily net assets for the years ended December 31, 2022, 2021, 2020, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.
(2)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the year ended December 31, 2022).
(3)	Includes the effect of To Be Announced (TBA) transactions.

Core Bond Portfolio
December 31, 2022
Notes to Financial Statements

1  Significant Accounting Policies
Core Bond Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objectives are to seek current income and total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At December 31, 2022, Eaton Vance Balanced Fund and Eaton Vance Core Bond Fund held an interest of 63.2% and 36.8%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Preferred Securities. Preferred securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Preferred securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Preferred securities that are not listed or traded in the over-the-counter market are valued by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.
Derivatives. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, which became effective September 8, 2022, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on dividends have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.
D  Federal Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
As of December 31, 2022, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

Core Bond Portfolio
December 31, 2022
Notes to Financial Statements — continued

E  Unfunded Loan Commitments—The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower's discretion. These commitments, if any, are disclosed in the accompanying Portfolio of Investments.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
H  Futures Contracts—Upon entering into a futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
I  When-Issued Securities and Delayed Delivery Transactions—The Portfolio may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may also be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Portfolio will realize a gain or loss on investments based on the price established when the Portfolio entered into the commitment.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The investment adviser fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.450%
$1 billion up to $2 billion	0.425%
$2 billion up to $5 billion	0.415%
$5 billion and over	0.405%
For the year ended December 31, 2022, the Portfolio's investment adviser fee amounted to $2,439,866 or 0.45% of the Portfolio’s average daily net assets. Pursuant to a voluntary expense reimbursement, BMR was allocated $66,158 of the Portfolio’s operating expenses for the year ended December 31, 2022.
Effective April 26, 2022, the Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the "Liquidity Fund"), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the year ended December 31, 2022, the investment adviser fee paid was reduced by $10,258 relating to the Portfolio's investment in the Liquidity Fund. Prior to April 26, 2022, the Portfolio may have invested its cash in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). EVM did not receive a fee for advisory services provided to Cash Reserves Fund.

Core Bond Portfolio
December 31, 2022
Notes to Financial Statements — continued

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns, principal repayments on Senior Loans and TBA transactions, for the year ended December 31, 2022 were as follows:
	Purchases	Sales
Investments (non-U.S. Government)	$ 151,006,770	$ 168,567,991
U.S. Government and Agency Securities	552,991,990	407,098,391
	$703,998,760	$575,666,382
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at December 31, 2022, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 702,878,039
Gross unrealized appreciation	$ 640,783
Gross unrealized depreciation	(66,272,520)
Net unrealized depreciation	$ (65,631,737)
5  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at December 31, 2022 is included in the Portfolio of Investments. At December 31, 2022, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio enters into U.S. Treasury futures contracts to hedge against fluctuations in interest rates.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at December 31, 2022 was as follows:
	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative(1)
Futures contracts	$159,753	$(8,148)
(1)	Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.

Core Bond Portfolio
December 31, 2022
Notes to Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended December 31, 2022 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Futures contracts	$(5,977,210)	$381,085
(1)	Statement of Operations location: Net realized gain (loss) - Futures contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) - Futures contracts.
The average notional cost of futures contracts outstanding during the year ended December 31, 2022, which is indicative of the volume of this derivative type, was approximately as follows:
Futures Contracts — Long	Futures Contracts — Short
$68,308,000	$31,676,000
6  Line of Credit
The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $725 million unsecured line of credit agreement with a group of banks, which is in effect through October 24, 2023. In connection with the renewal of the agreement on October 25, 2022, the borrowing limit was decreased from $800 million. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Also in connection with the renewal of the agreement, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2022.
7  Investments in Affiliated Issuers and Funds
At December 31, 2022, the value of the Portfolio's investment in affiliated issuers and funds, including issuers and funds that may be deemed to be affiliated, was $37,046,359, which represents 6.5% of the Portfolio's net assets. Transactions in such investments and funds by the Portfolio for the year ended December 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Units/Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class C, 4.722%, 5/15/49	$ 1,014,911	$ —	$ —	$ —	$ (139,460)	$ 875,452	$ 47,609	$ 993,200
Morgan Stanley Capital I Trust:
Series 2016-UBS12, Class D, 3.312%, 12/15/49	1,017,226	—	—	—	(104,302)	927,474	72,344	1,745,000
Series 2019-BPR, Class A, 5.968%, (1 mo. USD LIBOR + 1.65%), 5/15/36	2,493,382	—	(310,626)	(5)	(67,018)	2,115,737	72,556	2,210,379

Core Bond Portfolio
December 31, 2022
Notes to Financial Statements — continued

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Units/Shares, end of period
Short-Term Investments
Cash Reserves Fund	$38,096,434	$122,078,814	$(160,176,574)	$ 1,326	$ —	$ —	$ 2,657	—
Liquidity Fund	—	168,106,023	(134,978,327)	—	—	33,127,696	139,549	33,127,696
Total				$1,321	$(310,780)	$37,046,359	$334,715
8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2022, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 57,268,399	$ —	$ 57,268,399
Collateralized Mortgage Obligations	—	11,258,708	—	11,258,708
Commercial Mortgage-Backed Securities	—	58,636,018	—	58,636,018
Corporate Bonds	—	184,874,970	—	184,874,970
Preferred Stocks	2,856,042	—	—	2,856,042
Senior Floating-Rate Loans	—	2,824,514	—	2,824,514
Taxable Municipal Obligations	—	8,820,550	—	8,820,550
U.S. Government Agency Mortgage-Backed Securities	—	74,130,075	—	74,130,075
U.S. Treasury Obligations	—	203,449,330	—	203,449,330
Short-Term Investments	33,127,696	—	—	33,127,696
Total Investments	$ 35,983,738	$601,262,564	$ —	$ 637,246,302
Futures Contracts	$ 159,753	$ —	$ —	$ 159,753
Total	$ 36,143,491	$601,262,564	$ —	$ 637,406,055
Liability Description
Futures Contracts	$ (8,148)	$ —	$ —	$ (8,148)
Total	$ (8,148)	$ —	$ —	$ (8,148)

Core Bond Portfolio
December 31, 2022
Notes to Financial Statements — continued

9  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Portfolio's performance, or the performance of the securities in which the Portfolio invests.

Core Bond Portfolio
December 31, 2022
Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Core Bond Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Core Bond Portfolio (the “Portfolio”), including the portfolio of investments, as of December 31, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities and senior loans owned as of December 31, 2022, by correspondence with the custodian, brokers and selling or agent banks; when replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 24, 2023
We have served as the auditor of one or more Eaton Vance investment companies since 1959.

Eaton Vance
Core Bond Fund
December 31, 2022
Management and Organization

Fund Management. The Trustees of Eaton Vance Special Investment Trust (the Trust) and Core Bond Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and the Portfolio's affairs. The Board members and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Board members hold indefinite terms of office. Each Trustee holds office until his or her successor is elected and qualified, subject to a prior death, resignation, retirement, disqualification or removal. Under the terms of the Fund's and the Portfolio's current Trustee retirement policy, an Independent Trustee must retire and resign as a Trustee on the earlier of: (i) the first day of July following his or her 74th birthday; or (ii), with limited exception, December 31st of the 20th year in which he or she has served as a Trustee. However, if such retirement and resignation would cause the Fund and the Portfolio to be out of compliance with Section 16 of the 1940 Act or any other regulations or guidance of the SEC, then such retirement and resignation will not become effective until such time as action has been taken for the Fund and the Portfolio to be in compliance therewith. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Board member and officer is Two International Place, Boston, Massachusetts 02110. As used below, “BMR” refers to Boston Management and Research, “EVC” refers to Eaton Vance Corp., “EV” refers to EV LLC, “EVM” refers to Eaton Vance Management and “EVD” refers to Eaton Vance Distributors, Inc. EV is the trustee of each of EVM and BMR. Effective March 1, 2021, each of EVM, BMR, EVD and EV are indirect, wholly owned subsidiaries of Morgan Stanley. Each officer affiliated with EVM may hold a position with other EVM affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 135 funds (with the exception of Mr. Bowser who oversees 110 funds) in the Eaton Vance fund complex (including both funds and portfolios in a hub and spoke structure).
Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Interested Trustee
Thomas E. Faust Jr. 1958	Trustee	Since 2007	Chairman of Morgan Stanley Investment Management, Inc. (MSIM), member of the Board of Managers and President of EV (since 2021), Chief Executive Officer of EVM and BMR. Formerly, Chairman, Chief Executive Officer (2007-2021) and President (2006-2021) of EVC and Director of EVD (2007-2022). Mr. Faust is an interested person because of his positions with EVM, BMR, EVC and EV, which are affiliates of the Trust and the Portfolio.
Other Directorships. Formerly, Director of EVC (2007-2021) and Hexavest Inc. (investment management firm) (2012-2021).
Noninterested Trustees
Alan C. Bowser(1) 1962	Trustee	Since 2022	Formerly, Chief Diversity Officer, Partner and a member of the Operating Committee, and formerly served as Senior Advisor on Diversity and Inclusion for the firm’s chief executive officer, Co-Head of the Americas Region, and Senior Client Advisor of Bridgewater Associates, an asset management firm (2011- 2023).
Other Directorships. None.
Mark R. Fetting 1954	Trustee	Since 2016	Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).
Other Directorships. None.
Cynthia E. Frost 1961	Trustee	Since 2014	Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987- 1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).
Other Directorships. None.
George J. Gorman 1952	Chairperson of the Board and Trustee	Since 2021 (Chairperson) and 2014 (Trustee)	Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009). Other Directorships. None.

Eaton Vance
Core Bond Fund
December 31, 2022
Management and Organization — continued

Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)
Valerie A. Mosley 1960	Trustee	Since 2014	Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Founder of Upward Wealth, Inc., dba BrightUp, a fintech platform. Formerly, Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Formerly, Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).
Other Directorships. Director of DraftKings, Inc. (digital sports entertainment and gaming company) (since September 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Formerly, Director of Dynex Capital, Inc. (mortgage REIT) (2013-2020) and Director of Groupon, Inc. (e-commerce provider) (2020-2022).
Keith Quinton 1958	Trustee	Since 2018	Private investor, researcher and lecturer. Formerly, Independent Investment Committee Member at New Hampshire Retirement System (2017-2021). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).
Other Directorships. Formerly, Director (2016-2021) and Chairman (2019-2021) of New Hampshire Municipal Bond Bank.
Marcus L. Smith 1966	Trustee	Since 2018	Private investor and independent corporate director. Formerly, Chief Investment Officer, Canada (2012-2017), Chief Investment Officer, Asia (2010-2012), Director of Asian Research (2004-2010) and portfolio manager (2001-2017) at MFS Investment Management (investment management firm).
Other Directorships. Director of First Industrial Realty Trust, Inc. (an industrial REIT) (since 2021). Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).
Susan J. Sutherland 1957	Trustee	Since 2015	Private investor. Director of Ascot Group Limited and certain of its subsidiaries (insurance and reinsurance) (since 2017). Formerly, Director of Hagerty Holding Corp. (insurance) (2015-2018) and Montpelier Re Holdings Ltd. (insurance and reinsurance) (2013-2015). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).
Other Directorships. Formerly, Director of Kairos Acquisition Corp. (insurance/InsurTech acquisition company) (2021-2023).
Scott E. Wennerholm 1959	Trustee	Since 2016	Private investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).
Other Directorships. None.
Nancy A. Wiser(1) 1967	Trustee	Since 2022	Formerly, Executive Vice President and the Global Head of Operations at Wells Fargo Asset Management (2011-2021). Other Directorships. None.

Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees
Eric A. Stein 1980	President	Since 2020	Vice President and Chief Investment Officer, Fixed Income of EVM and BMR. Prior to November 1, 2020, Mr. Stein was a co-Director of Eaton Vance’s Global Income Investments. Also Vice President of Calvert Research and Management (“CRM”).
Deidre E. Walsh 1971	Vice President and Chief Legal Officer	Since 2009	Vice President of EVM and BMR. Also Vice President of CRM.
James F. Kirchner 1967	Treasurer	Since 2007	Vice President of EVM and BMR. Also Vice President of CRM.

Eaton Vance
Core Bond Fund
December 31, 2022
Management and Organization — continued

Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)
Nicholas Di Lorenzo 1987	Secretary	Since 2022	Formerly, associate (2012-2021) and counsel (2022) at Dechert LLP.
Richard F. Froio 1968	Chief Compliance Officer	Since 2017	Vice President of EVM and BMR since 2017. Formerly, Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).
(1) Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.
The SAI for the Fund includes additional information about the Trustees and officers of the Trust and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser of Core Bond Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110
Investment Adviser and Administrator of Eaton Vance Core Bond Fund
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

2978    12.31.22

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund” has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees (the “Board”) has designated George J. Gorman and Scott E. Wennerholm, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Wennerholm is a private investor. Previously, Mr. Wennerholm served as a Trustee at Wheelock College (postsecondary institution), as a Consultant at GF Parish Group (executive recruiting firm), Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm), Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm), and Vice President at Fidelity Investments Institutional Services (investment management firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended December 31, 2021 and December 31, 2022 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	12/31/21	12/31/22
Audit Fees	$47,700	$53,600
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$19,213	$0
All Other Fees(3)	$0	$0

Total	$66,913	$53,600

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended December 31, 2021 and December 31, 2022; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	12/31/21	12/31/22
Registrant	$19,213	$0
Eaton Vance(1)	$51,800	$52,836

(1)	The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Morgan Stanley.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Core Bond Portfolio

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date: February 27, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: February 27, 2023

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date: February 27, 2023